Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 9 — Property and equipment, net

Property and equipment, net consist of the following:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	USD
Office electronic equipment	1,144,347	1,121,533	156,019
Office fixtures and furniture	174,652	182,845	25,436
Vehicles	1,201,452	1,201,452	167,138
Building	94,259,656	169,766,599	23,616,744
Leasehold improvements	271,572	-	-
Subtotal	97,051,679	172,272,429	23,965,337
Less: accumulated depreciation	(4,916,961)	(10,621,001)	(1,477,519)
impairment	-	(35,839,687)	(4,985,767)
Total	92,134,718	125,811,741	17,502,051

Depreciation expense for the years ended December 31, 2022, 2023 and 2024 amounted to RMB 1,663,412, RMB 1,513,067 and RMB 6,016,997 (USD 837,043), respectively. Impairment loss amounted to RMB 136,701, nil and RMB 35,839,687 for the years ended December 31, 2022, 2023 and 2024, respectively.